The Company	12 Months Ended
Mar. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
The Company
The Company
Organization
Canada Goose Holdings Inc. and its subsidiaries (the “Company”) design, manufacture, and sell premium outdoor apparel for men, women, youth, children, and babies. The Company’s apparel collections include various styles of parkas, jackets, shells, vests, knitwear and accessories for fall, winter, and spring seasons. The Company’s head office is located at 250 Bowie Avenue, Toronto, Canada. The use of the terms “Canada Goose”, “we”, “us” and “our” throughout these notes to the consolidated financial statements refer to the Company.
Canada Goose is a public company listed on the Toronto Stock Exchange and the New York Stock Exchange under the trading symbol “GOOS”. The principal shareholders of the Company are investment funds advised by Bain Capital LP and its affiliates (“Bain Capital”), and DTR LLC (“DTR”), an entity indirectly controlled by the President and Chief Executive Officer of the Company. The principal shareholders hold multiple voting shares representing 65.4% of the total shares outstanding. Subordinate voting shares that trade on public markets represent 34.6% of the issued and outstanding shares as at March 31, 2018.
Statement of compliance
The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June 14, 2018.
Fiscal year
The fiscal year-end of the Company ends on March 31.
Basis of presentation
These consolidated financial statements have been prepared on the historical cost basis except for the following items, which are recorded at fair value:

•	financial instruments, including derivative financial instruments, at fair value in other comprehensive income and through profit or loss, and

•	initial recognition of assets acquired and liabilities assumed in a business combination.
The significant accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all periods presented.
These consolidated financial statements are presented in Canadian dollars, the Company’s functional and presentation currency.
Basis of consolidation
Subsidiaries are entities controlled by the Company. Control exists when the Company has power over, exposure or rights to variable returns from the Company’s involvement with the entity, and the ability to use its power over the entity to affect the amount of the Company’s returns. The financial accounts and results of subsidiaries are included in the consolidated financial statements of the Company from the date that control commences until the date that control ceases.
The accompanying consolidated financial statements include the accounts and results of the Company and its wholly owned subsidiaries:

Subsidiaries	Location
Canada Goose Inc.	Canada
Canada Goose US, Inc.	USA
Canada Goose International AG	Switzerland
Canada Goose UK Retail Limited	United Kingdom
Canada Goose International Holdings Limited	United Kingdom
Canada Goose Europe AB	Sweden
Canada Goose Services Limited	United Kingdom
Canada Goose Trading Inc.	Canada